UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22565

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(Exact name of registrant as specified in charter)

BROOKFIELD PLACE
250 VESEY STREET, 15th Floor
NEW YORK, NEW YORK 10281-1023
(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT
BROOKFIELD INVESTMENT FUNDS
BROOKFIELD PLACE
250 VESEY STREET 15th Floor
NEW YORK, NEW YORK 10281-1023
(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Reports to Shareholders.

Brookfield Investment Management

Center Coast Brookfield Core MLP Fund I, LLC
(a Delaware Limited Liability Company)

For the Six Months Ended May 31, 2018

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments
May 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCK - 13.15%
	Midstream C-Corps- 13.15%
1,643	ONEOK, Inc	$111,987
2,840	SemGroup Corp	71,852
3,580	Targa Resources Corp.	174,096
1,510	Transcanada Corp. (Canada)	63,163
		421,098

	TOTAL COMMON STOCK (Cost $318,094)	421,098

	MASTER LIMITED PARTNERSHIP SHARES - 83.59%
	Diversified Midstream - 30.13%
3,438	Andeavor Logistics LP	147,490
11,232	Energy Transfer Partners LP	213,296
7,629	Enterprise Products Partners LP	220,478
5,675	MPLX LP	203,789
4,520	Wiliams Partners LP	179,896
		964,949

	E&P-sponsored Gathering & Processing - 7.91%
4,623	Enlink Midstream Partners LP	79,053
3,380	Rice Midstream Partners LP	62,429
2,167	Western Gas Partners LP	111,969
		253,451
	General Partner (K-1) - 5.49%
5,304	NuStar GP Holdings LLC	72,400
2,817	Western Gas Equity Partners	103,384
		175,784
	Large-cap Petroleum Transportation & Storage - 15.83%
1,722	Buckeye Partners LP	62,078
6,454	Enbridge Energy Partners LP	63,572
2,012	Magellan Midstream Partners LP	140,639
3,040	NuStar Energy LP	74,298
7,073	Plains All American Pipeline LP	166,215
		506,802

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments (Continued)
May 31, 2018 (Unaudited)

Shares		Value
	MASTER LIMITED PARTNERSHIP SHARES - (Continued) - 83.59%
	Natural Gas Transportation & Storage - 13.39%
6,135	Dominion Energy Midstream	78,528
1,580	EQT Midstream Partners LP	88,211
4,660	Spectra Energy Partners LP	140,452
4,994	TC Pipelines LP	121,454
		428,645
	Sponsored Petroleum Transportation & Storage - 10.84%
2,578	Phillips 66 Partners LP	$134,829
6,335	Shell Midstream Partners LP	141,841
1,720	Valero Energy Partners LP	70,503
		347,173

	TOTAL MASTER LIMITED PARTNERSHIP SHARES (Cost $2,590,331)	2,676,804

	Total Investments - 96.74% (Cost $2,908,425)	$3,097,902
	Liabilities in excess of other assets - 3.26%	104,370
	TOTAL NET ASSETS - 100.00%	$3,202,272

	Footnotes
	LP - Limited Partnership

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
Statement of Assets and Liabilities and Members’ Equity
May 31, 2018 (Unaudited)

Assets:
Investments in securities, at value (cost $2,908,425)	$3,097,902
Cash	171,859
Due from advisor (Note 3)	21,009
Total Assets	3,290,770

Liabilities:
Payable for shares repurchased	44,495
Professional fees payable	11,349
Accounting and administration fees payable	11,649
Directors’ fees payable	6,718
Other expenses payable	14,287
Total Liabilities	88,498
Net Assets	$3,202,272

Composition of Net Assets:
Members’ Capital Paid-in	$3,310,521
Accumulated net investment loss	(382,255)
Accumulated net realized gain	84,529
Net unrealized appreciation on investments	189,477
Total Members’ Equity	$3,202,272

Number of Outstanding Units	4,460.57
Net Asset Value per Unit	$717.91

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Six Months Ended May 31, 2018 (Unaudited)

Investment Income (Note 2):
Distributions from master limited partnerships	$52,844
Dividend income from common stock	15,176
Total distributions and dividends	68,020
Less return of capital on distributions from master limited partnerships	(52,844)
Less return of capital on distributions from common stock	(7,644)
Net dividends and distributions	7,532
Interest income	22
Total Income	7,554

Operating Expenses:
Investment manager fees (Note 3)	20,038
Accounting and administration fees (Note 3)	38,491
Professional fees	28,044
Directors’ fees	12,400
Other expenses	461
Total Operating Expenses	99,434
Expense waivers (Note 3)	(74,949)
Net Expenses	24,485
Net Investment Loss	(16,931)

Net Realized Loss and Change in Unrealized Appreciation on Investments
Net realized loss from investments	(159,794)
Net change in unrealized appreciation on investments	131,619
Net Realized Loss and Change in Unrealized Appreciation on Investments	(28,175)
Net Decrease in Members’ Equity From Operations	$(45,106)

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
Statements of Changes in Members’ Equity
For the Year Ended November 30, 2017 and for the Period Ended May 31, 2018 (Unaudited)

Members’ Equity

Members’ Equity at November 30, 2016	$5,031,700
Proceeds from sale of units	100,010
Reinvested distributions	367,327
Payments for units redeemed	(909,902)
Distributions to Members	(423,207)
Net investment loss	(60,365)
Net realized loss from investments	(123,196)
Net change in unrealized appreciation on investments	37,302

Members’ Equity at November 30, 2017	$4,019,669

Proceeds from sale of units	$50,000
Reinvested distributions	165,131
Payments for units redeemed	(889,915)
Distributions to Members	(97,507)
Net investment loss	(16,931)
Net realized loss from investments	(159,794)
Net change in unrealized appreciation on investments	131,619

Members’ Equity at May 31, 2018	3,202,272

Units outstanding at November 30, 2016	$6,059.19
Units sold	119.75
Units reinvested	436.80
Units redeemed	(1,060.08)
Units outstanding at November 30, 2017	5,555.66
Units sold	77.38
Units reinvested	230.98
Units redeemed	(1,403.45)
Units outstanding at May 31, 2018	4,460.57

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Six Months Ended May 31, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activites:
Net decrease in Members’ Equity from operations	$(45,106)
Adjustments to reconcile Net Decrease in members Equity from
Operations to net cash provided by operating activities:
Return of capital on distributions from master limited partnerships	52,844
Return of capital on distributions from common stock	7,644
Net realized loss from investments	159,794
Net change in unrealized appreciation on investments	(131,619)
Changes in operating assets and liabilities:
Purchases of investments in securities	(1,428,831)
Sales of investments in securities	2,168,823
Decrease in due to advisor	100,416
Increase in professional fees payable	14,487
Decrease in accounting and administration fees payable	(3,236)
Decrease in other expenses payable	(944)
Net Cash Provided by Operating Activities	894,272

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of units	50,000
Distributions to Members, net of reinvestments and distributions payable	(37,933)
Payments for units redeemed, net of payable for shares repurchased	(889,664)
Cash Used in Financing Activities	(877,597)
Increase in cash	16,675
Cash at Beginning of Period	155,184
Cash at End of Period	$171,859

Supplemental disclosure of non cash financing activities:
Reinvested distributions	$165,131

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC
(a Delaware Limited Liability Company)
FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2018#		Year Ended November 30, 2017	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 30, 2014	Year Ended November 30, 2013*
	(unaudited)
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$723.53		$830.42	$881.89	$1,389.64	$1,260.41	$1,079.33
NET INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss)	(3.50	)(8)	(15.43)	(8.42)	(1.94)	(14.01)	(7.87)
Net realized and unrealized gains (losses)	16.88	(8)	(15.46)	32.95	(429.81)	219.24	264.95
Net Increase/(Decrease) in Members’ Equity from Operations	13.38		(30.89)	24.53	(431.75)	205.23	257.08
DISTRIBUTION TO MEMBERS:
Net change in Members’ Equity due to distributions to Members	(19.00)		(76.00)	(76.00)	(76.00)	(76.00)	(76.00)
NET ASSET VALUE, END OF PERIOD	$717.91		$723.53	$830.42	$881.89	$1,389.64	$1,260.41
TOTAL RETURN (2)(3)	2.65	%(6)	(4.41)%	3.25%	(32.10)%	16.48%	24.26%
Supplemental Data and Ratios
Members’ Equity, end of period (000’s)	$3,202		$4,020	$5,032	$5,110	$6,801	$5,929
Net investment loss to average net assets	(0.94	)%(7)	(1.26)%	(1.22)%	(0.71)%	(1.13)%	(1.36)%
Ratio of gross expenses to average net assets (4)	5.49	%(7)	4.45%	5.60%	5.27%	6.23%	5.76%
Ratio of expenses waiver to average net assets	(4.14	)%(7)	(3.10)%	(4.24)%	(3.93)%	(4.88)%	(4.40)%
Ratio of net expenses to average net assets (5)	1.35	%(7)	1.35%	1.36%	1.34%	1.35%	1.36%
Portfolio turnover rate	38.38	%(6)	28.28%	56.37%	37.91%	48.10%	15.67%
#	Following the close of business on February 2, 2018, Brookfield Investment Management Inc. replaced Center Coast Capital Advisors, LP as the investment adviser to the Fund.
*
Net investment loss and net unrealized gain/(loss) on investments for a share outstanding and ratios of net investment loss to average net assets include a correction for a misclassification for the year ended November 30, 2013.

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	Total investment return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period.
(3)
Total Return based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by Management.
(5)
Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

(6)	Not annualized.
(7)	Annualized.
(8)	Per share amounts presented are based on average shares outstanding throughout the period indicated.

See Notes to Financial Statements.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements
 May 31, 2018 – Unaudited

Note 1 – Organization

Center Coast Brookfield Core MLP Fund I, LLC (the “Fund”) was formed as a limited liability company under the laws of the State of Delaware on May 24, 2011 and commenced operations on July 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to seek to provide investors with current income and long-term capital appreciation. The Fund’s investments include Master Limited Partnership (“MLP”) common units and equity securities of “MLP affiliates” which the Fund’s investment adviser defines as entities issuing MLP I-shares, general partners of MLPs and other entities that may own interests of MLPs (collectively, “MLP Positions”). The Fund will invest more than 25% of its net assets in securities of companies in the energy sector, and, under normal circumstances, the Fund intends to invest at least 80% of its assets (including amounts borrowed, if any, for investment purposes) in “midstream” MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal. Brookfield Investment Management Inc. (“BIM” or “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund. On February 2, 2018, Center Coast Capital Advisors, LP, the Fund’s former investment adviser, was acquired by BIM and Center Coast Core MLP I, LLC was renamed “Center Coast Brookfield Core MLP Fund I, LLC.” The Board of Managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

The Fund seeks to provide investors with current income and long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnerships (“MLPs”) and energy infrastructure companies. The investment objective is not fundamental and may be changed by the Fund’s Board without member approval, upon not less than 60 days prior written notice to members. No assurance can be given that the Fund’s investment objective will be achieved.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

Federal Income Taxes

The Fund will be treated as a partnership for federal income tax purposes and not as an association taxable as a corporation.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
 May 31, 2018 – Unaudited

The Fund and the entities in which the Fund invests that are treated as partnerships for federal income tax purposes will not be subject to federal income tax, although they each will file an annual partnership information return with the U.S. Internal Revenue Service, which will report the results of partnership operations. The Fund’s items of income, gain, loss, deduction and credit will include the Fund’s allocable share of the items of income, gain, loss, deduction and credit of the MLP Positions. Generally, the Fund is subject to income tax examinations by major taxing authorities during the three-year period prior to the period covered by these financial statements.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports their allocable share of the MLPs’ taxable income in computing their own taxable income.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of May 31, 2018. The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months. However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
May 31, 2018 – Unaudited

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
 May 31, 2018 – Unaudited

Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
May 31, 2018 – Unaudited

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments, at fair value:

Common Stock	$421,098	$—	$—	$421,098

Master Limited Partnerships	2,676,804	—	—	2,676,804

Total	$3,097,902	$—	$—	$3,097,902

During the six months ended May 31, 2018 there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Master Limited Partnerships: A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters effecting the partnership.

The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income with, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to members and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s members may be taxable.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
 May 31, 2018 – Unaudited

Return of Capital Estimates: A distribution received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2018, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Partnership Accounting Policy: The Fund records its distributions as income (loss) and capital gains/(losses) based on the pro-rata share of income/(loss) and gains/(losses) of the underlying partnership. Distributions received in excess of income and gains is treated as an adjustment of cost basis. These amounts are included in the Fund’s Statement of Operations.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative average net assets, evenly or a combination of average net assets and evenly.

Distributions to Members: The Fund’s dividend distribution policy is intended to provide quarterly distributions to its members at a rate that over time is similar to the distribution rate the Fund receives from the MLPs in which it invests, without offset for the expenses of the Fund. The Fund is not required to make such distributions and therefore the amount, if any, and/or the frequency of payment is subject to change. The amount of the Fund’s distributions is based on, among other considerations, distributions the Fund actually receives from portfolio investments, including returns of capital, and estimated future cash flows. Because the Fund’s distribution policy takes into consideration estimated future cash flows from its underlying holdings, and to permit the Fund to maintain a stable distribution rate, the Fund’s distributions may exceed, or be below the amount the Fund actually receives from its portfolio investments. Additionally, since the Fund’s distribution rate is not derived from the Fund’s investment income or loss, the Fund’s distributions may not represent yield or investment return on the Fund’s portfolio. To the extent that the distributions paid exceed the distributions the Fund has received, the distributions will reduce the Fund’s net assets. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund. The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions at a rate that over time is similar to the distribution rate that it receives from the MLPs in which it invests. Furthermore, unlike the MLPs in which it invests, the Fund is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Fund, as dividend income or return of capital, may differ greatly from those of the underlying MLPs.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
 May 31, 2018 – Unaudited

Distributions, if any, are declared and distributed quarterly. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform members of the final tax character of the distributions on IRS Form DIV in February 2019. For the six months ended May 31, 2018, the Fund’s distributions were expected to be comprised of 100% return of capital.

The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s adviser or sub-adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s strategy, which may recognize gains on its holdings. Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Energy Industry Concentration Risk: A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences effecting the energy industry.

New Accounting Pronouncements: In November 2016, the FASB issued ASU 2016-18, Restricted Cash which will require entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Management is currently evaluating the implications of ASU 2016-18, if any.

Note 3 - Investment Advisory and Other Agreements

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee equal to 1.10% on an annualized basis of the Fund’s net asset value as of each month-end.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – Continued
 May 31, 2018 – Unaudited

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 1.35% on an annualized basis of the Fund’s net assets (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement will automatically renew for consecutive one-year terms unless sooner terminated. Either the Fund or the Adviser may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the period ended May 31, 2018, the Adviser waived fees of $70,499. At May 31, 2018, $260,051 (the 2015 expense waiver) is subject to recoupment by the Adviser through November 30, 2018, and $215,080 (the 2016 expense waiver) is subject to recoupment by the Adviser through November 30, 2019, and $148,256 (the 2017 expense waiver) is subject to recoupment by the Adviser through November 30, 2020.

Foreside Fund Services, LLC (the “Placement Agent”) serves as placement agent to the Fund pursuant to a private placement agent agreement by and between the Placement Agent and the Fund. U.S. Bancorp Fund Services, LLC, serves as the Fund’s sub-administrator, transfer agent, fund accountant and custodian. Prior to April 6, 2018, UMB Fund Services, Inc. (“UMBFS”) served as the Fund’s administrator, transfer agent and fund accountant; and UMB Bank, n.a., an affiliate of UMBFS, served as the Fund’s custodian.

The Fund has entered into an administration agreement (the “Administration Agreement”) with the Adviser pursuant to which the Adviser provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement. For its services under the Administration Agreement, the Adviser receives from the Fund an annual fee equal to 0.15% of its average weekly value of the total assets of the Fund minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage), payable monthly.

Certain members of the Fund (“Members”) are affiliated with the Adviser. The aggregate value of the affiliated Members’ share of Members’ equity at May 31, 2018 is $1,447,319.

Note 4 - Subscription and Repurchase of Members’ Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Units from Members, including the Adviser and its affiliates, pursuant to written tenders by Members. The Adviser anticipates recommending to the Board that the Fund conduct repurchase offers of no more than 20% of the Fund’s net assets quarterly on or about each March 31, June 30, September 30, and December 31, not to exceed the repurchase of 50% of the percentage of interests of the Fund per calendar year.

Note 5 - Purchases and Sales of Investments

For the six months ended May 31, 2018, purchases and sales of investments, excluding U.S. Government securities, were $1,428,831 and $2,168,823, respectively.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – Continued

May 31, 2018 – Unaudited

The Fund did not have any purchases or sales of U.S. Government securities for the six months ended May 31, 2018.

Note 6 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act. As of May 31, 2018, Dan Tutcher (an affiliate of the Adviser) had 42.10% ownership in the Fund.

Note 7 – Risk Factors

Liquidity Risk: The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks: In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk: Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk: The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk: The Fund may invest in unregistered or restricted securities, including private investment in public equities (“PIPE”). Unregistered or restricted securities may not be readily marketable and are often more difficult to value. Further, the Adviser may not have timely or accurate information about the business, financial condition and results of operations which may adversely affect the Adviser’s ability to value those investments. PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – Continued

May 31, 2018 – Unaudited

Portfolio Concentration Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Tax Risks: Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk: MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Note 8 – Indemnifications

Under the Fund’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – Continued

May 31, 2018 – Unaudited

Note 9 – Events Subsequent to the Fiscal Period End

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information

May 31, 2018 – Unaudited

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-777-8001 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

Board Considerations

As background, on October 9, 2017, Center Coast Capital Holdings, LLC, the parent company of Center Coast Capital Advisors, LP (“CCC”), the former investment adviser to the Fund, entered into a definitive agreement to be acquired by Brookfield’s Public Securities Group. Upon the consummation of this transaction, the investment advisory agreement between CCC and the Fund terminated. Prior to the transaction closing, the former Board of Managers of the Fund approved a new investment advisory agreement with Brookfield Investment Management Inc. and nominated for election five manager nominees to serve on the Fund’s newly constituted Board of Managers. On January 23, 2018, the Fund conducted a special meeting of members at which members of the Fund approved the new investment advisory agreement and elected the five manager nominees to serve on the Fund’s Board of Managers. The transaction was completed following the close of business on February 2, 2018. The following is a description of the former Board of Managers’ considerations in connection with the approval of the new investment advisory agreement with Brookfield Investment Management Inc.

At a special meeting, held on July 24, 2017, the former board of managers (the “Board”) of the Fund, including all of the managers who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Managers”) voting separately thereof, unanimously approved (subject to approval by the Fund’s members) a new investment advisory agreement (the “Agreement”) between the Fund and Brookfield Investment Management Inc. (the “Adviser,” or the “Public Securities Group”). At the special meeting, the Board noted that Center Coast Capital Holdings, LLC (“Center Coast”), the parent company of Center Coast Capital Advisors, LP (“CCC”), the Fund’s investment adviser, recently announced its intention to be acquired by Brookfield’s Public Securities Group, a wholly-owned subsidiary of Brookfield Asset Management Inc. (the “Transaction”). The Board then noted that the closing of the Transaction will be deemed to cause an “assignment” and automatic termination of the investment advisory agreement between CCC and the Fund (the “Former Advisory Agreement”). As a result, the Board was asked to consider the approval of the Agreement to provide continuity of advisory services for the Fund after the closing of the Transaction. The Board noted that they had most recently approved the continuation of the Former Advisory Agreement on May 25, 2017. The Board further noted that in advance of the July 24, 2017 in-person meeting, Mr. Dan Tutcher, in his capacity as Chair of the Board and principal of CCC, had regularly met and communicated with the Independent Managers of the Board to keep them informed regarding the Transaction and to answer questions that they had. At the July 24, 2017 meeting, the Board met with representatives of CCC and the Adviser. The Board also met in person on October 26, 2017 with representatives of CCC who apprised the Board of further developments with respect to the Transaction that occurred between the Board’s July 24, 2017 meeting and the signing of a purchase agreement pursuant to which the Transaction would be consummated (the “Purchase Agreement”). At the October 26, 2017 meeting, the Board ratified and affirmed their prior approvals.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information – Continued

May 31, 2018 – Unaudited

In connection with the Board’s review, the Adviser provided, and the Board obtained, information regarding Brookfield Asset Management Inc. (“Brookfield”), the Adviser, including with respect to Brookfield’s business lines, competitive advantages, global scale and investment flexibility, and the Adviser’s complementary fit within Brookfield, investment principals, experience of its leadership team, range of investment strategies and vehicles, performance track record, distribution support, marketing platform and strategic vision. In addition, the Adviser provided, and the Board obtained, information regarding the Adviser’s compliance programs, disaster recovery procedures, cybersecurity measures and operational risk evaluations. The Board also received and reviewed a copy of the Agreement.

Representatives of CCC and the Adviser discussed how the Center Coast team would operate within the Public Securities Group, the depth and breadth of resources that would support the Center Coast team and their belief that being part of Brookfield would be additive to the Center Coast team. The representatives of CCC and the Adviser discussed the Adviser’s experience managing assets in the MLP and infrastructure sectors and confirmed that the current portfolio managers would continue to manage the Fund according to the same objectives and policies as before, and that significant changes to the Fund’s investment operations were not anticipated. Representatives of CCC and the Adviser discussed the future plans with respect to service providers to the Fund.

Below is an overview of the primary factors the Board considered in connection with the review of the Agreement. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s conclusion, but rather the Board considered a variety of factors.

Consideration of Nature, Extent and Quality of the Services

The Board, including the Independent Managers, considered that in connection with its most recent approval of the continuation of the Former Advisory Agreement it had received and considered information regarding the nature, extent and quality of services to be provided to the Fund in light of the investment objective, policies and strategies of the Fund. The Board noted that in connection with such review it had reviewed and considered the nature and extent of the investment advisory services provided by CCC to the Fund, including the selection of investments, the nature and extent of the non-advisory, administrative services provided by CCC, including, among other things, providing office facilities, equipment, and personnel, CCC’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments, and the qualifications of the portfolio managers, and other key personnel of CCC who provide the investment advisory and administrative services to the Fund, determining that the portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board considered the manner in which the Center Coast team would operate within Brookfield, and the fact that the current portfolio managers would continue to manage the Fund. The Board considered the manner in which the reputation and size of Brookfield may benefit the Center Coast team and the Fund. The Board noted the experience and resources of Brookfield and the Adviser and that within the Public Securities Group, the Center Coast team may benefit from enhanced general support and oversight from certain functional groups such as legal, finance, internal audit, compliance, and risk management. Based on their review, the Board concluded that the nature, extent and quality of services provided to the Fund were expected to continue at the same or improved levels following the Transaction.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information – Continued

May 31, 2018 – Unaudited

Consideration of Advisory Fees and the Cost of the Services

The Board, including the Independent Trustees, considered that in connection with its most recent approval of the continuation of the Former Advisory Agreement it had received and considered information regarding the Fund’s contractual annual advisory fee and anticipated overall expenses with (a) a peer group of competitor closed-end funds identified by CCC and (b) other products managed by CCC and that given the small universe of managers fitting within the criteria for the peer group, CCC had not believed that it would be beneficial to engage the services of an independent third party to prepare the peer group analysis and that the Independent Trustees had concurred with this approach. Based on such information, the Board had determined that the proposed contractual annual advisory fee of 1.00% of the Fund’s managed assets was equal to the median contractual advisory fee rate of funds within the peer group and that the fee structure was competitive with fee structures applicable to other similar products managed by CCC. The Board considered that the contractual annual advisory fee would remain unchanged under the Agreement. The Board noted that while certain terms of the Agreement differed from the Former Advisory Agreement, in order to conform the terms of the Agreement to the Adviser’s advisory agreements with other closed-end funds it managed, the Adviser had represented that the Agreement and Former Advisory Agreement were substantially similar and no material changes were proposed. The Board concluded that the investment advisory fees to be received by the Adviser were comparable to the fees charged to other investment vehicles within the Fund’s peer group and to other clients of CCC in broadly comparable investment products.

Consideration of Investment Performance

The Board, including the Independent Managers, considered that in connection with its most recent approval of the continuation of the Former Advisory Agreement it had received and considered information regarding the investment experience of CCC, the performance of the Fund for the calendar year ended December 31, 2016 as compared to the performance of the Wells Fargo MLP Index and other materials they had received from CCC during the past year concerning performance. The Board noted that the current portfolio managers would continue to manage the Fund according to the same objectives and policies as before, and that significant changes to the Fund’s investment operations are not anticipated. The Board concluded that the investment performance of the Fund supported approving the Agreement.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information – Continued

May 31, 2018 – Unaudited

Other Considerations

The Board, including the Independent Managers, considered that in connection with its most recent approval of the continuation of the Former Advisory Agreement it had considered and reviewed information concerning the costs incurred and profits realized by CCC from CCC’s relationship with the Fund and information concerning CCC’s overall profits. The Board noted that it was too early to predict how the Transaction may affect future profitability, but noted that contractual fee rates under the Agreement are the same as those assessed under the Former Advisory Agreement.

The Board, including the Independent Managers, considered that in connection with its most recent approval of the continuation of the Former Advisory Agreement it had reviewed the structure of the Fund’s advisory fees, considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided and determined that, given the Fund’s current size, economies of scale were not present at that time. The Board further noted that representatives of the Adviser had indicated that any such economies of scale could not be predicted in advance of the closing of the Transaction.

The Board, including the Independent Managers, considered that in connection with its most recent approval of the continuation of the Former Advisory Agreement it had discussed other benefits to be received by CCC from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products in the future and concluded that the fees were reasonable in light of the fall-out benefits. The Board, including the Independent Managers, considered other benefits to the Adviser, Brookfield and their affiliates expected to be derived from their relationships with the Fund as a result of the Transaction.

The Board considered the Transaction, noting that, as a result of the Transaction, the Adviser would not continue to pay a separate fee to HRC Fund Associates, LLC in connection with the sale of units and/or the services provided to unit holders pursuant to a marketing agreement, but that the Fund would continue to benefit from such marketing services which would continue to be provided by the Adviser.

In addition to the factors above, the Board, including the Independent Managers, also considered the following:

●

Center Coast would rely on the provisions of Section 15(f) of the 1940 Act. In this regard, the Adviser had agreed to conduct its business so as to assure that for a period of not less than two (2) years after the closing, neither the Adviser nor any of its affiliates will impose or seek to impose on the Fund an “unfair burden” as a result of the Transaction, or any express or implied terms, conditions or understandings applicable thereto.

●	The Fund would not incur any costs in seeking the necessary member approvals for the Agreement.

●	The reputation, financial strength and resources of Brookfield.

●	The long-term investment philosophy of the Adviser and anticipated plans to grow the Center Coast team’s business to the benefit of the Fund.

CENTER COAST BROOKFIELD CORE MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information – Continued

May 31, 2018 – Unaudited

●

The proposed Transaction, and the resulting continuity in the provision of marketing support services that are currently provided CCC by HRC Fund Associates, LLC and benefit the Fund, including the expected continuity in personnel providing such services.

As a result of its review and consideration of the Agreement in connection with the Transaction, at a meeting on July 24, 2017, the Board, including the Independent Managers voting separately, voted unanimously to approve the Agreement and to recommend the Agreement to Fund members for their approval. Following the signing of the Purchase Agreement, at an in-person meeting held on October 26, 2017, the Board unanimously reaffirmed its approval of the Agreement and its recommendation of the Agreement to Fund members for their approval.

CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE

FUND Joint Notice of Privacy Policy (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

●

Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

●

Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

●	Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

●

Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

●	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

●	Other organizations, with your consent or as directed by you; and

●	Other organizations, as permitted or required by law (e.g. for fraud protection)

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

CORPORATE INFORMATION

Investment Adviser and Administrator	Distributor
Brookfield Investment Management Inc.	Foreside Fund Services, LLC
Brookfield Place	Three Canal Plaza, Suite 100
250 Vesey Street, 15th Floor	Portland, Maine 04101
New York, New York 10281-1023
www.brookfieldim.com
Trustees of the Fund
Please direct your inquiries to:	Edward A. Kuczmarski	Chairman
Investor Relations	Louis P. Salvatore	Audit Committee Chairman
Phone: 1-855-777-8001	Heather S. Goldman	Trustee
E-mail: funds@brookfield.com	Stuart A. McFarland	Trustee
	David Levi	Trustee (Interested)

Transfer Agent
Stockholder inquiries relating to distributions, address	Officers of the Fund
changes and stockholder account information should	Brian F. Hurley	President
be directed to the Fund’s transfer agent:	Angela W. Ghantous	Treasurer
U.S. Bancorp Fund Services, LLC	Casey Tushaus	Assistant Treasurer
615 East Michigan Street	Mohamed Rasul	Assistant Treasurer
Milwaukee, Wisconsin 53202	Thomas D. Peeney	Secretary
1-855-244-4859	Adam R. Sachs	Chief Compliance Officer

Fund Accounting Agent and Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166

Custodian
U.S. Bank National Association
1555 Northriver Center Drive, Suite 302
Milwaukee, Wisconsin 53212

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(16)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)            As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable for semi-annual reports.

    (2)    A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

    (3)    Not applicable.

    (4)    Change in the Registrant’s independent public accountant.  The information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308), along with the predecessor accountant’s letter reporting the change in independent registered public accountant are attached as exhibits to this Form N-CSR.

(b)        A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 9, 2018

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date: August 9, 2018